BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income attributed to Sapiens shareholders	$ 20,016	$ 14,463	$ 11,604
Adjustment to redeemable non-controlling interest	224	0	0
Net income used for earnings per share	$ 20,240	$ 14,463	$ 11,604
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	48,121	47,210	40,024
Stock options and warrants	1,206	1,427	2,292
Denominator for diluted net earnings per share - adjusted weighted average number of shares	49,327	48,637	42,316